Mineral Stream Interests - Disclosure of Detailed Information about Partial Termination of Goose PMPA (Detail) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
	Apr. 19, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Detailed Information About Mineral Stream Interests [Line Items]
Gains on disposals of investments		$ 0	$ 5,027	$ 0	$ 5,027
Goose PMPA [Member]
Disclosure Of Detailed Information About Mineral Stream Interests [Line Items]
Proceeds received on 33% buyback of Goose	$ 46,400
Mineral Stream Interests Carrying Value Plus Closing Costs	(41,373)
Gains on disposals of investments	$ 5,027